Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to September 30, 2020, we paid $7,601 of dividends that were accrued as of September 30, 2020. Also, subsequent to September 30, 2020, we received gross proceeds of $93,300 in connection with our Unit Offering.

In accordance with ASC Topic 855, Subsequent Events, we have evaluated subsequent events through the date of this filing and have determined that there are no additional subsequent events that require disclosure.

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to March 31, 2020, we received proceeds of $2,091,135 in short-term advances from related parties, $2,000,000 from a short-term promissory note with a related party, and $400,000 from a short-term promissory note with a non-related party. Additionally, we received $505,300 in proceeds from the Paycheck Protection Program as established by the CARES Act, along with an additional $500,000 in proceeds from a loan with the U.S. Small Business Administration.

Subsequent to March 31, 2020, we repurchased 9,079 shares of our common stock from a third party. These shares were immediately canceled. Also subsequent to March 31, 2020 we issued 21,000,000 shares of our common stock for services and compensation.

In accordance with ASC Topic 855, Subsequent Events, we have evaluated subsequent events through the date of this filing and have determined that there are no additional subsequent events that require disclosure.